Share capital and other components of equity	12 Months Ended
Dec. 31, 2025
Share Capital And Other Components Of Equity [Abstract]
Share capital and other components of equity
18.
Share capital and other components of equity

The Company is authorized to issue an unlimited number of common shares and preferred shares, issuable in series. Both common and preferred shares are without par value. All issued shares are fully paid.

The common shares entitle the holders thereof to one vote per share. The holders of the common shares are entitled to receive dividends as declared from time to time. Subject to the rights, privileges, restrictions and conditions attached to any other class of shares of the Company, the holders of the common shares are entitled to receive the remaining property of the Company upon its dissolution, liquidation or winding-up.

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2025	2024
Balance, beginning of year		84,408,437	84,441,733
Repurchase and cancellation of own shares		(2,481,295)	(545,305)
Stock options exercised	20	223,890	512,009
Balance, end of year		82,151,032	84,408,437

The following table summarizes the share capital issued and fully paid:

	2025	2024
Balance, beginning of year	1,135,500	1,107,290
Repurchase and cancellation of own shares	(27,485)	(5,929)
Cash consideration of stock options exercised	6,471	13,523
Ascribed value credited to share capital on stock options exercised, net of tax	1,274	2,985
Issuance of shares on settlement of RSUs and PSUs, net of tax	9,349	17,631
Balance, end of year	1,125,109	1,135,500

Pursuant to the normal course issuer bid (“NCIB”) which began on November 4, 2025 and ends on November 3, 2026, the Company is authorized to repurchase for cancellation up to a maximum of 7,667,696 of its common shares under certain conditions. As at December 31, 2025, and since the inception of this NCIB, the Company has repurchased and cancelled no shares.

During 2025, the Company repurchased 2,481,295 common shares at a weighted average price of $91.00 per share for a total purchase price of $225.8 million relating to the prior NCIB. During 2024, the Company repurchased 545,305 common shares at a weighted average price of $140.50 per share for a total purchase price of $76.6 million relating to previous NCIBs. The excess of the purchase price paid over the carrying value of the shares repurchased in the amount of $202.9 million (2024 – $70.7 million) was charged to retained earnings as share repurchase premium.

Dividends

In 2025, the Company declared quarterly dividends amounting to a total of $1.82 per outstanding common share when the dividend was declared (2024 – $1.65) for a total of $150.8 million (2024 - $139.5 million). On February 17, 2026, the Board of Directors approved a quarterly dividend of $0.47 per outstanding common share of the Company’s capital, for an expected aggregate payment of $38.6 million to be paid on April 15, 2026 to shareholders of record at the close of business on March 31, 2026.